December 11, 2019

Keith O’Connell, Esquire
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Exchange-Traded Funds, Inc. (“Registrant” or “Corporation”)

 consisting of the following series and classes:

  T. Rowe Price Blue Chip Growth ETF

  T. Rowe Price Dividend Growth ETF

  T. Rowe Price Equity Income ETF

  T. Rowe Price Growth Stock ETF

 File Nos.: 811-23494

Dear Mr. O’Connell:

Pursuant to Section 6 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940 we are hereby filing the Initial Registration Statement of the above-referenced investment company, including the registration of an indefinite number of shares of capital stock to be issued by the Registrant.

On November 26, 2019, a notification of registration was filed on Form N-8A for the Registrant. This filing on Form N-1A is submitted for the purpose of registering T. Rowe Price Exchange-Traded Funds, Inc. and its series called T. Rowe Price Blue Chip Growth ETF, T. Rowe Price Dividend Growth ETF, T. Rowe Price Equity Income ETF, and T. Rowe Price Growth Stock ETF.

The filing contains a separate prospectus for each new series.

We have not yet obtained NASDAQ ticker symbols; however, once they are received, they will be added to the front cover of the prospectus and the Statement of Additional Information (the “SAI”). In addition, financial statements for the new Corporation will be included in the next filing of the SAI once an initial seed audit for the Corporation has been completed.

We are seeking an effective date of February 17, 2020.

If you have any questions about this filing, please give me a call at 410-577-4847 or, in my absence, Fran Pollack-Matz at 410-345-6601.

Sincerely,

/s/Sonia Kurian
Sonia Kurian
Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc.